Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Costs and Expenses

The amounts of such costs and expenses included in the condensed consolidated and combined carve-out statements of operations as for the three and six months ended June 30, 2014 and 2013 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(US $ in thousands)	2014	2013	2014	2013
Statements of operations:
Time charter and bareboat revenues:
Commercial commission fee from KNOT to Vessels (1)	—	—	—	95
Cancellation fee from KNOT to Vessels (2)	—	—	—	3,448
Operating expenses:
Technical and operational management fee from KNOT to Vessels (3)	329	234	658	460
General and administrative expenses:
Administration fee from KNOT (4)	24	318	207	424
Administration fee from KOAS (4)	123	—	230	—
Administration fee from KOAS UK (4)	37	—	74	—
Accounting service fee from KNOT (5)	126	—	151	—
IPO administration cost from KNOT to subsidiaries (6)	—	60	—	455
Finance income (expense):
Financing service fee from KNOT to Vessels (7)	50	—	50	—
Interest expense charged from KNOT (8)	124	1	252	90
Guarantee commission from TSSI to Vessels (9)	—	30	—	210
Guarantee commission from KNOT to Vessels (9)	—	31	—	425

Total	813	674	1,622	5,607

1)	Commercial commission fee from KNOT to Vessels: KNOT provides commercial services related to negotiating and maintaining the charters. KNOT invoices a fixed percentage of revenue as a commercial commission for these services.
2)	Cancellation fee from KNOT to Vessels: In consideration for the termination of the Commercial Management Agreement a cancellation fee was agreed for each Vessel equal to the remuneration to be paid in accordance with the Commercial Management Agreement until the expire of the charter parties for each of the Vessels. As the cancellation fee relates to the commercial commission, it has been presented with operating income, consistent with the presentation of commissions.

3)	Technical and operational management fee from KOAS and KNOT to Vessels: KOAS and KNOT provide technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational, bookkeeping and administrative support. For bareboat charters, KOAS provides bookkeeping and administrative support. KOAS invoices a fixed amount per day per vessel based upon providing either time charter or bareboat services. In addition, there is also a charge for 24 hour emergency response services provided by KOAS for all vessels managed by KOAS and KNOT. The direct cost for the response services has been allocated to all vessels without a mark-up based upon the number of vessels in managed by KOAS and KNOT.
4)	Administration fee from KNOT, KOAS and KOAS UK: Administration costs include the compensation and benefits of KNOT management and administrative staff as well as other general and administration expenses. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs (the accounting service fees (see (5) below), and the estimated shareholder costs for KNOT that have not been allocated. As such, the level of net administration costs as a basis for the allocation can vary from year to year based on the administration and financing services offered by KNOT to all the vessels in its fleet each year.
5)	Accounting service fee from KNOT : KNOT invoiced each subsidiary a fixed fee for the preparation of the statutory financial statements (including Knutsen Shuttle Tankers XII KS, which owns the Recife Knutsen and the Fortaleza Knutsen, Knutsen Shuttle Tankers XII AS and KNOT Shuttle Tankers 12 AS). Such charges were allocated to the Bodil Knutsen and the Windsor Knutsen based on the number of vessels in the legal entity until the Bodil Knutsen and Windsor Knutsen were sold to KNOT Shuttle Tankers 17 AS and KNOT Shuttle Tankers 18 AS as part of the reorganization prior to the IPO.
6)	IPO administration cost from KNOT: In connection with the preparation of the financial statements and the Partnership’s Registration statement for the IPO, KNOT has invoiced actual cost for internal resources, including salaries and administration cost, plus a 5% margin. Since the costs were not incremental cost directly attributable to the IPO, they were expensed as incurred.
7)	Financing service fee from KNOT to Vessels: KNOT invoiced each vessel for a fixed amount in relation to new loan facilities for vessel financing as compensation for the time and cost of loan negotiations with external banks.
8)	Interest expense charged from, interest income charged to KNOT/TSSI: KNOT/TSSI invoiced interest expense (income) for any outstanding payables to (receivable from) owners and affiliates to the vessel-owning subsidiaries (including Knutsen Shuttle Tankers XII KS, which owns the Recife Knutsen and the Fortaleza Knutsen, Knutsen Shuttle Tankers XII AS and KNOT Shuttle Tankers 12 AS). Since payables to (receivables from) owners and affiliates are not tracked by vessel, balances based upon payments by owners to the shipyard have been allocated to the Bodil Knutsen and the Windsor Knutsen. See Note 2(a) – Summary of Significant Accounting Policies: Basis of Preparation for a description of the allocation principles applied. Interest expense has been allocated based upon the allocated payables to owners and affiliates and the historical interest rates charged.
9)	Guarantee commission from TSSI/KNOT to Vessels: TSSI and KNOT were guarantors for the Predecessor’s loan facilities (see (b) Guarantees below). TSSI and KNOT invoiced an annual commission to each of the Vessels as a fixed percentage of the outstanding balance as compensation for the guarantee.

Summary of Amounts Due from (to) Related Parties

Balances with related parties consisted of the following:

(US $ in thousands)	At June 30, 2014	At December 31, 2013
Balance Sheets:
Trading balances due from KOAS	19	27
Trading balances due from KNOT and affiliates	25	50

Amount due from related parties	44	77

Trading balances due to KOAS	265	141
Trading balances due to KNOT and affiliates	3,253	22

Amount due to related parties	3,518	163

Schedule of Trade Accounts Payables to Related Parties

Balances with trade accounts payables to related parties consisted of the following:

(US $ in thousands)	At June 30, 2014	At December 31, 2013
Balance Sheets:
Trading balances due to KOAS	334	498
Trading balances due to KNOT and affiliates	195	271
Trading balances due to NYK	6	—

Trade accounts payables to related parties	535	769